UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6332

Oppenheimer Rochester Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2018 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—102.4%
New York—84.2%
$35,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900%	07/01/2021	07/13/2020	A	$34,909
1,500,000	Albany, NY Capital Resource Corp. (Albany Law School)[1]	5.000	07/01/2029	07/01/2027	B	1,665,810
1,520,000	Albany, NY Capital Resource Corp. (Albany Law School)[1]	5.000	07/01/2031	07/01/2027	B	1,670,009
475,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625	07/01/2031	07/01/2021	B	492,480
400,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2024	05/01/2024		451,112
300,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2025	05/01/2025		342,894
300,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2026	05/01/2026		346,563
200,000	Albany, NY Capital Resource Corp. (St. Peter’s Hospital)[1]	6.000	11/15/2025	11/15/2020	B	216,254
655,000	Amherst, NY Devel. Corp. (Daemen College)[1]	5.000	10/01/2027	10/01/2027		721,771
690,000	Amherst, NY Devel. Corp. (Daemen College)[1]	5.000	10/01/2028	10/01/2028		763,174
730,000	Amherst, NY Devel. Corp. (Daemen College)[1]	5.000	10/01/2029	10/01/2028	B	800,387
760,000	Amherst, NY Devel. Corp. (Daemen College)[1]	5.000	10/01/2030	10/01/2028	B	829,981
805,000	Amherst, NY Devel. Corp. (Daemen College)[1]	5.000	10/01/2031	10/01/2028	B	876,339
110,000	Brookhaven, NY IDA (Enecon Corp.)[1]	5.800	11/01/2018	11/01/2018		109,977
500,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2027	11/01/2026	B	577,080
1,000,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2028	11/01/2026	B	1,147,230
1,000,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2029	11/01/2026	B	1,144,160
650,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2030	11/01/2026	B	740,727
650,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2031	11/01/2026	B	738,751
385,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019		396,742
970,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019		996,966
1,750,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	4.000	07/15/2029	01/15/2027	B	1,840,702
1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750	10/01/2026	04/01/2021	B	1,469,272

1        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$150,000	Buffalo & Erie County, NY Industrial Land Devel. (Global Concepts Charter School)[1,2]	5.000%	10/01/2026	10/01/2026		$170,265
150,000	Buffalo & Erie County, NY Industrial Land Devel. (Global Concepts Charter School)[1,2]	5.000	10/01/2027	10/01/2027		171,456
165,000	Buffalo & Erie County, NY Industrial Land Devel. (Global Concepts Charter School)[1,2]	5.000	10/01/2028	10/01/2028		189,466
175,000	Buffalo & Erie County, NY Industrial Land Devel. (Global Concepts Charter School)[1,2]	5.000	10/01/2029	10/01/2028	B	199,825
200,000	Buffalo & Erie County, NY Industrial Land Devel. (Global Concepts Charter School)[1,2]	5.000	10/01/2030	10/01/2028	B	227,462
200,000	Buffalo & Erie County, NY Industrial Land Devel. (Global Concepts Charter School)[1,2]	5.000	10/01/2031	10/01/2028	B	226,734
60,000	Buffalo, NY Fiscal Stability Authority[1]	4.500	09/01/2019	10/28/2018	B	60,114
1,140,000	Build NYC Resource Corp. (Manhattan College)[1]	5.000	08/01/2030	08/01/2027	B	1,297,662
425,000	Build NYC Resource Corp. (Pratt Paper)[1]	3.750	01/01/2020	07/02/2019	A	429,909
2,000,000	Build NYC Resource Corp. (Royal Charter Properties & Presbyterian Hospital)[1]	4.750	12/15/2026	12/15/2022	B	2,127,400
1,395,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2024	07/01/2022	B	1,537,360
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2025	07/01/2022	B	1,871,237
1,650,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2026	07/01/2022	B	1,802,179
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2028	07/01/2022	B	1,851,408
600,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2021	08/01/2021		639,030
500,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2022	08/01/2022		540,995
1,000,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2032	08/01/2022	B	1,059,180
295,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2019	05/01/2019		299,749
315,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2020	05/01/2020		328,170
330,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2021	05/01/2021		350,740

2        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$345,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000%	05/01/2022	05/01/2022		$373,497
365,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2023	05/01/2023		401,763
380,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2024	05/01/2024		423,738
400,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2025	05/01/2025		449,476
415,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2026	05/01/2026		464,028
445,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2027	05/01/2026	B	494,097
465,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2028	05/01/2026	B	513,030
485,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2029	05/01/2026	B	530,357
20,000	Corning, NY GO1	4.000	12/01/2020	12/01/2018	B	20,068
15,000	Deerfield, NY GO1	5.500	06/15/2019	12/15/2018	B	15,034
15,000	Deerfield, NY GO1	5.500	06/15/2020	12/15/2018	B	15,071
2,610,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1,2]	6.000	10/01/2030	08/03/2020	B	2,675,955
8,600,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2030	07/01/2026	B	9,698,392
145,000	East Rochester, NY Hsg. Authority (Perinton-Fairport)[1]	4.800	08/01/2019	10/07/2018	B	145,091
70,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1,2]	6.700	04/01/2021	10/25/2018	B	70,211
600,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2023	04/01/2022	B	655,404
525,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2024	04/01/2022	B	573,478
500,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2025	04/01/2022	B	544,765
700,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2026	04/01/2022	B	760,214
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	10/28/2018	B	29,625,069
205,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2019	06/01/2019		208,592

3        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$125,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000%	06/01/2020	12/08/2019	A	$128,454
215,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2020	06/01/2020		223,664
220,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2021	06/01/2021		233,031
145,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2022	12/07/2021	A	153,781
235,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2022	06/01/2022		252,113
250,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2023	06/01/2023		271,375
155,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2024	12/07/2023	A	166,605
255,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2024	06/01/2024		277,491
270,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2025	06/01/2025		295,218
175,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2026	12/06/2025	A	188,079
100,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2027	06/01/2027		107,864
100,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2028	06/01/2027	B	107,105
320,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2031	06/01/2027	B	337,226
255,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2035	06/01/2027	B	264,976
155,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2019	06/01/2019		158,027
160,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2020	06/01/2020		167,035

4        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$170,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000%	06/01/2021	06/01/2021		$181,154
180,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2022	06/01/2022		194,540
185,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2023	06/01/2023		202,588
195,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2024	06/01/2024		214,422
205,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2025	06/01/2025		226,591
270,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2023	06/01/2023		289,559
285,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2024	06/01/2024		307,387
835,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2027	06/01/2022	B	885,651
500,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2025	09/01/2022	B	547,300
1,570,000	Glen Cove, NY Local Assistance Corp. (Tiegerman School)[1]	4.750	07/01/2028	01/28/2025	A	1,560,282
200,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2029	07/01/2027	B	223,066
170,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2030	07/01/2027	B	188,792
150,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2031	07/01/2027	B	165,630
275,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2032	07/01/2027	B	302,789
3,500,000	Hempstead, NY Union Free School District	2.750	06/27/2019	06/27/2019		3,509,870
20,000	Hudson Falls, NY Central School District[1]	4.750	06/15/2019	06/15/2019		20,448
10,000,000	L.I., NY Power Authority, Series A1	5.000	09/01/2026	09/01/2022	B	10,926,400
250,000	L.I., NY Power Authority, Series A1	5.500	04/01/2024	04/01/2019	B	254,507
10,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2027	09/01/2022	B	10,922,500
14,825,000	L.I., NY Power Authority, Series B1	5.000	09/01/2029	09/01/2022	B	16,169,479
6,635,000	L.I., NY Power Authority, Series B1	5.000	09/01/2034	09/01/2026	B	7,473,863
70,000	Livonia, NY GO1	5.000	06/15/2020	10/28/2018	B	70,134
75,000	Livonia, NY GO1	5.000	06/15/2021	10/28/2018	B	75,127
80,000	Livonia, NY GO1	5.000	06/15/2022	10/28/2018	B	80,122
85,000	Livonia, NY GO1	5.000	06/15/2023	10/28/2018	B	85,122
90,000	Livonia, NY GO1	5.000	06/15/2024	10/28/2018	B	90,121
75,000	Livonia, NY GO1	5.000	06/15/2025	10/28/2018	B	75,092
395,000	Lockport City, NY GO1	5.000	10/15/2018	10/15/2018		395,474

5        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$415,000	Lockport City, NY GO1	5.000%	10/15/2019	10/15/2019		$428,222
400,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2026	12/01/2022	B	435,000
345,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2027	12/01/2022	B	374,197
660,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2028	12/01/2022	B	714,509
350,000	Monroe County, NY Industrial Devel. Corp. (Highland Hospital of Rochester)[1]	5.000	07/01/2026	07/01/2025	B	397,257
200,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	10/01/2021	B	217,006
615,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2023	06/01/2022	B	669,840
3,160,000	Nassau County, NY GO1	5.000	04/01/2029	04/01/2026	B	3,576,962
365,000	Nassau County, NY GO1	5.000	04/01/2031	04/01/2027	B	414,414
2,100,000	Nassau County, NY GO1	5.000	01/01/2032	01/01/2026	B	2,345,553
300,000	Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022	12/10/2020	A	296,682
130,000	Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019	06/02/2019	A	129,298
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950	11/01/2022	12/03/2020	A	197,788
200,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950	11/01/2022	12/12/2020	A	197,788
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021	03/01/2020	B	521,155
500,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150	11/01/2022	12/07/2020	A	496,060
105,000	Nassau County, NY IDA (WORCA)[1]	6.000	12/01/2019	10/28/2018	B	105,088
10,000	Nassau County, NY IDA, Series C1	6.000	12/01/2019	10/28/2018	B	10,002
1,955,000	Nassau County, NY Local Economic Assistance Corp. (Hispanic Counseling Center)[1]	4.700	12/01/2028	08/20/2024	A	1,934,648
5,690,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)[1]	5.000	07/01/2027	07/01/2022	B	6,140,534
4,500,000	Nassau County, NY Local Economic Assistance Corp. (Winthrop University Hospital)[1]	5.000	07/01/2027	07/01/2022	B	4,818,195
1,100,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000	07/01/2029	07/01/2025	B	1,199,033
3,805,000	New Rochelle, NY Corp. Local Devel. (70 Nardozzi/City Dept. of Public Works)[1]	4.200	08/01/2028	11/08/2024	A	3,756,562
6,000,000	New Rochelle, NY IDA (College of New Rochelle)	5.250	07/01/2027	04/07/2024	A	4,470,480
1,085,000	New Rochelle, NY IDA (College of New Rochelle)	5.500	07/01/2019	07/01/2019		984,985

6        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$260,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650%		08/01/2020	10/28/2018	B	$260,790
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750		02/01/2032	10/28/2018	B	2,542,935
2,635,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	4.000		05/15/2029	10/28/2018	B	2,656,212
750,000	Niagara Falls, NY GO1	5.000		05/15/2028	05/15/2026	B	857,505
850,000	Niagara Falls, NY GO1	5.000		05/15/2029	05/15/2026	B	966,238
320,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2026	05/01/2022	B	348,723
475,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	4.150	[3]	04/01/2024	11/01/2018	B	475,000
225,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	4.250	[3]	04/01/2024	11/01/2018	B	225,000
500,000	North Babylon, NY Volunteer Fire Company[1]	5.750		08/01/2022	10/28/2018	B	500,835
1,605,000	NY Counties Tobacco Trust I1	6.300		06/01/2019	10/28/2018	B	1,609,606
3,560,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	10/28/2018	B	3,561,460
3,295,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	10/28/2018	B	3,296,153
90,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	10/28/2018	B	90,311
135,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	10/28/2018	B	136,930
1,215,000	NY Counties Tobacco Trust III (TASC)[1]	6.000		06/01/2043	10/13/2018	B	1,216,810
3,660,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750		06/01/2026	10/13/2018	B	3,661,281
570,000	NY Counties Tobacco Trust VI1	5.625		06/01/2035	02/27/2024	A	620,667
2,095,000	NY Counties Tobacco Trust VI1	5.750		06/01/2043	12/18/2032	A	2,284,178
10,200,000	NY Counties Tobacco Trust VI1	6.000		06/01/2043	06/25/2027	A	11,189,604
40,000	NY Counties Tobacco Trust VI1	6.250		06/01/2025	09/18/2020	A	41,263
830,000	NY Counties Tobacco Trust VI1	6.450		06/01/2040	07/26/2032	A	943,204
8,040,000	NY Counties Tobacco Trust VI1	6.750		06/01/2035	08/24/2026	A	8,705,873
10,000,000	NY MTA[1]	5.000		11/15/2036	11/15/2026	B	11,346,600
6,185,000	NY MTA (Green Bond)[1]	5.000		11/15/2033	11/15/2026	B	7,084,732
8,000,000	NY MTA Hudson Rail Yards[1]	5.000		11/15/2046	11/15/2019	B	8,214,720
9,985,000	NY MTA, Series C1	5.000		11/15/2028	11/15/2022	B	10,894,733
4,015,000	NY MTA, Series C1	5.000		11/15/2028	11/15/2022	B	4,483,872
2,865,000	NY MTA, Series C1	5.000		11/15/2029	11/15/2022	B	3,199,575
7,135,000	NY MTA, Series C1	5.000		11/15/2029	11/15/2022	B	7,770,514
3,565,000	NY MTA, Series C1	5.000		11/15/2030	11/15/2022	B	3,875,298
1,435,000	NY MTA, Series C1	5.000		11/15/2030	11/15/2022	B	1,602,579
60,000	NY MTA, Series C1	6.250		11/15/2023	11/15/2018	B	60,319
240,000	NY MTA, Series C1	6.250		11/15/2023	11/15/2018	B	241,291
4,000,000	NY MTA, Series D1	5.000		11/01/2025	11/01/2022	B	4,385,560
23,000,000	NY MTA, Series D1	5.000		11/15/2027	11/15/2019	B	23,744,050
20,000,000	NY MTA, Series D1	5.000		11/15/2029	11/15/2022	B	21,781,400

7        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$5,000,000	NY MTA, Series D1	5.000%	11/15/2031	11/15/2021	B	$5,457,650
11,800,000	NY MTA, Series D-1[1]	5.000	11/01/2026	11/01/2022	B	12,913,448
5,075,000	NY MTA, Series D-1[1]	5.000	11/01/2028	11/01/2022	B	5,533,272
160,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2021	11/15/2018	B	160,613
10,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2030	11/15/2030		12,121,300
40,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2030	11/15/2018	B	40,153
615,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2033	11/15/2018	B	617,399
640,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2033	11/15/2018	B	642,451
10,950,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2036	11/15/2028	B	12,693,350
5,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2038	11/15/2028	B	5,739,950
5,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2030	06/01/2027	B	5,544,300
5,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2031	06/01/2027	B	5,520,700
5,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2032	06/01/2027	B	5,505,050
5,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2033	06/01/2027	B	5,485,600
3,130,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2045	06/01/2027	B	3,184,838
75,000	NY Valley Health Devel. Corp.[1]	6.750	05/20/2022	10/28/2018	B	75,299
5,000	NYC GO1	5.000	06/01/2023	10/28/2018	B	5,013
22,970,000	NYC GO4	5.000	08/01/2026	02/01/2023	A	25,341,653
18,760,000	NYC GO4	5.000	08/01/2026	02/01/2023	A	20,696,970
26,090,000	NYC GO4	5.000	08/01/2027	02/01/2023	A	28,760,572
28,685,000	NYC GO4	5.000	08/01/2027	02/01/2023	A	31,621,278
5,000,000	NYC GO1	5.000	08/01/2028	08/01/2019	B	5,122,800
2,000,000	NYC GO1	5.000	08/01/2029	08/01/2022	B	2,184,560
5,000	NYC GO1	5.125	08/01/2022	10/28/2018	B	5,013
940,000	NYC GO1	5.250	04/01/2028	04/01/2019	B	954,993
23,950,000	NYC GO1	5.250	04/01/2028	04/01/2019	B	24,358,347
5,000	NYC GO1	5.500	02/15/2026	10/28/2018	B	5,014
10,000	NYC GO1	5.500	02/15/2026	10/28/2018	B	10,029
5,000	NYC GO1	5.500	06/01/2028	10/28/2018	B	5,014
10,000	NYC GO1	5.500	11/15/2037	10/28/2018	B	10,030
50,000	NYC GO1	5.875	06/01/2019	10/28/2018	B	50,164
55,000	NYC GO1	5.875	08/01/2019	10/28/2018	B	55,163
5,000	NYC GO1	6.000	02/15/2024	10/28/2018	B	5,016
45,000	NYC GO1	7.750	08/15/2027	02/15/2019	B	45,978
1,850,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	B	1,908,552
4,725,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	B	4,874,546
800,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2034	05/01/2019	B	811,912
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018	B	200,716
35,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	10/28/2018	B	35,062
37,400,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	02/15/2020	B	38,711,618

8        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$100,000	NYC Health & Hospital Corp. (Health System)[1]	5.500%	02/15/2021	10/28/2018	B	$102,661
330,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018	11/01/2018		330,409
340,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019	10/28/2018	B	340,269
100,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	10/28/2018	B	100,022
255,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	11/01/2018		255,258
50,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	11/01/2018		50,050
30,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2031	10/28/2018	B	30,072
200,000	NYC IDA (Queens Baseball Stadium)[1]	6.125	01/01/2029	01/01/2019	B	202,084
4,085,000	NYC IDA (Queens Baseball Stadium)[1]	6.500	01/01/2046	01/01/2019	B	4,128,955
1,280,000	NYC IDA (Rosco, Inc.)[1]	5.625	06/01/2022	12/29/2020	A	1,278,925
500,000	NYC IDA (TIP/AeFM/AeH/AeHC/ AeJFK/AeKC Obligated Group)[1]	5.000	07/01/2020	07/01/2020		522,535
250,000	NYC IDA (TIP/AeFM/AeH/AeHC/ AeJFK/AeKC Obligated Group)[1]	5.000	07/01/2021	07/01/2021		266,898
750,000	NYC IDA (Yankee Stadium)[1,5]	3.710	03/01/2019	03/01/2019		751,357
3,000,000	NYC IDA (Yankee Stadium)[1,5]	3.740	03/01/2020	03/01/2020		3,014,580
8,655,000	NYC IDA (Yankee Stadium)[1,5]	3.790	03/01/2022	03/01/2022		8,708,488
6,550,000	NYC IDA (Yankee Stadium)[1,5]	3.800	03/01/2023	03/01/2023		6,588,055
195,000	NYC IDA (Yankee Stadium)[1,5]	3.810	03/01/2024	03/01/2024		195,195
200,000	NYC IDA (Yankee Stadium)[1,5]	3.820	03/01/2025	03/01/2025		198,490
985,000	NYC IDA (Yankee Stadium)[1,5]	3.830	03/01/2026	03/01/2026		970,717
1,000,000	NYC IDA (Yankee Stadium)[1,5]	3.840	03/01/2027	03/01/2027		976,530
15,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2031	10/28/2018	B	15,102
20,420,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	03/01/2019	B	20,832,076
10,755,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	06/15/2021	B	11,528,930
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2030	06/15/2020	B	10,478,800
25,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	06/15/2021	B	26,785,500
14,835,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	06/15/2027	B	16,776,456
150,000	NYC Transitional Finance Authority[1]	5.375	01/15/2030	01/15/2019	B	151,447
1,880,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2027	07/15/2022	B	2,058,694
9,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2028	07/15/2022	B	9,852,030
10,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2029	07/15/2022	B	10,939,100

9        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$11,325,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000%	07/15/2030	07/15/2022	B	$12,384,227
2,450,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2037	07/15/2028	B	2,786,997
1,980,000	NYC Transitional Finance Authority (Building Aid)[1]	5.500	01/15/2039	01/15/2019	B	1,999,345
1,650,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2027	11/01/2021	B	1,787,362
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2032	05/01/2026	B	11,354,100
5,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2033	08/01/2028	B	5,808,700
7,970,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2036	08/01/2028	B	9,135,294
15,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2037	02/01/2026	B	16,689,000
3,085,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2037	05/01/2026	B	3,442,891
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2037	05/01/2028	B	11,412,800
6,655,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2037	08/01/2028	B	7,615,982
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2039	05/01/2027	B	11,229,300
3,215,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	11/01/2018	B	3,223,841
3,090,000	NYC Trust for Cultural Resources (Carnegie Hall/Carnegie Hall Society Obligated Group)[1]	5.000	12/01/2039	12/01/2019	B	3,183,009
50,000	NYC Trust for Cultural Resources (Lincoln Center for the Performing Arts)[1]	5.250	12/01/2018	12/01/2018		50,287
2,045,000	NYS DA (ALIA-PSCH)[1]	4.800	12/01/2023	08/19/2021	A	2,068,640
5,000	NYS DA (Barnard College)[1]	5.000	07/01/2023	10/28/2018	B	5,013
1,255,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2025	07/01/2022	B	1,386,411
15,000	NYS DA (Cornell University)[1]	5.000	07/01/2025	07/01/2019	B	15,341
500,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2028	07/01/2022	B	538,115
760,000	NYS DA (Health Center/BFCC/ USBFCC Obligated Group)[1]	5.000	11/15/2019	10/28/2018	B	761,908
150,000	NYS DA (Icahn School of Medicine at Mount Sinai)[1]	5.000	07/01/2022	07/01/2020	B	157,419
1,110,000	NYS DA (Iona College)[1]	5.000	07/01/2022	07/01/2022		1,190,120
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2023	07/01/2022	B	1,069,970
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2024	07/01/2022	B	1,067,050
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2025	07/01/2022	B	1,065,220
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2026	07/01/2022	B	1,064,500
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2027	07/01/2022	B	1,064,130

10        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,550,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)[1]	4.625%	12/01/2027	05/20/2024	A	$1,527,696
30,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)[1]	5.125	07/01/2021	10/28/2018	B	30,001
250,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2022	10/28/2018	B	250,630
100,000	NYS DA (Mental Health Services Facilities)[1]	6.250	02/15/2031	10/28/2018	B	100,324
1,105,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2025	07/01/2019	B	1,128,437
840,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2026	07/01/2019	B	857,245
650,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2027	07/01/2019	B	662,857
1,000,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2027	08/01/2027		1,136,650
1,000,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2028	08/01/2028		1,143,490
1,000,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2029	08/01/2028	B	1,137,190
100,000	NYS DA (NHlth/LIJMC/NSUH/ FrankHosp/SIUH/NSUHSFCEC&R/ HHA/Shosp/LHH/GCH/FHH/PlainH/ NHlthcare Obligated Group)[1]	5.500	05/01/2030	05/01/2019	B	102,126
8,475,000	NYS DA (North General Hospital)[1]	5.000	02/15/2025	10/28/2018	B	8,496,781
5,665,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	10/28/2018	B	5,678,936
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020	10/28/2018	B	3,773,025
2,000,000	NYS DA (Orange Regional Medical Center)[1]	4.000	12/01/2020	12/01/2020		2,052,120
1,000,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2022	12/01/2022		1,085,450
2,800,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2023	12/01/2023		3,081,428
1,300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2025	12/01/2025		1,460,199
1,500,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2026	12/01/2026		1,698,330
1,300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2027	06/01/2027	B	1,459,055
17,000,000	NYS DA (Personal Income Tax)[1]	5.000	12/15/2029	12/15/2022	B	18,720,570
4,105,000	NYS DA (Sales Tax)[1]	5.000	03/15/2031	09/15/2025	B	4,666,359
8,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2032	03/15/2028	B	9,322,640
9,990,000	NYS DA (Sales Tax)[1]	5.000	03/15/2032	09/15/2026	B	11,439,749
24,020,000	NYS DA (Sales Tax)[1]	5.000	03/15/2036	03/15/2028	B	27,501,219
2,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2036	03/15/2028	B	2,289,860
8,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2037	03/15/2028	B	9,124,480
3,500,000	NYS DA (Sales Tax)[1]	5.000	03/15/2038	03/15/2028	B	3,985,835

11        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$4,000,000	NYS DA (School District Bond Financing Program), Series A1	5.000%	08/01/2033	08/01/2028	B	$4,477,600
1,345,000	NYS DA (School District Bond Financing Program), Series B1	5.000	10/01/2033	10/01/2027	B	1,540,899
95,000	NYS DA (School District Bond Financing Program), Series C1	5.000	10/01/2018	10/01/2018		95,000
1,025,000	NYS DA (School District Bond Financing Program), Series C1	5.000	10/01/2026	10/01/2022	B	1,117,004
400,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2027	10/01/2022	B	438,772
200,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2028	10/01/2022	B	219,306
1,690,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2026	10/01/2022	B	1,863,310
500,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2027	10/01/2022	B	550,670
400,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2028	10/01/2022	B	439,252
500,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2029	10/01/2022	B	548,070
1,675,000	NYS DA (School District Financing)[1]	5.000	10/01/2025	10/01/2022	B	1,840,725
1,665,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023	B	1,849,482
2,740,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023	B	3,064,005
3,190,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023	B	3,567,218
1,885,000	NYS DA (School District Financing)[1]	5.000	10/01/2027	10/01/2023	B	2,091,049
2,485,000	NYS DA (School District Financing)[1]	5.000	10/01/2027	10/01/2023	B	2,773,906
2,460,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034	08/15/2019	B	2,550,897
815,000	NYS DA (St. John’s University)[1]	5.000	07/01/2027	07/01/2022	B	897,242
180,000	NYS DA (St. John’s University)[1]	5.000	07/01/2028	07/01/2022	B	198,164
3,565,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	07/01/2022	B	3,863,177
10,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	07/01/2022	B	11,047
3,275,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	07/01/2022	B	3,624,148
1,135,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	02/15/2022	B	1,238,024
4,660,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	02/15/2022	B	5,049,809
10,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2028	03/15/2022	B	10,856,500
3,060,000	NYS DA (State University of New York)[1,2]	5.000	07/01/2036	07/01/2028	B	3,494,948
1,850,000	NYS DA (State University of New York)[1,2]	5.000	07/01/2038	07/01/2028	B	2,096,494

12        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250%	02/15/2035	02/15/2019	B	$254,088
6,730,000	NYS DA (The New School)[1]	5.000	07/01/2023	04/07/2021	B	7,190,399
1,000,000	NYS DA (The New School)[1]	5.000	07/01/2029	01/01/2027	B	1,140,410
1,500,000	NYS DA (The New School)[1]	5.000	07/01/2030	01/01/2027	B	1,704,765
2,600,000	NYS DA (The New School)[1]	5.000	07/01/2031	01/01/2027	B	2,942,810
2,500,000	NYS DA (The New School)[1]	5.000	07/01/2032	01/01/2027	B	2,821,875
10,000	NYS DA (UCPHCA/Jawonio/FRC/ CPW/UCPANYS/UCP Obligated Group)[1]	4.250	07/01/2020	10/28/2018	B	10,018
4,670,000	NYS DA (United Cerebral Palsy Assoc. of NYS)[1]	4.875	09/01/2027	12/08/2023	A	4,631,473
2,095,000	NYS DA (United Cerebral Palsy Assoc. of Putnam & Southern Dutchess Counties)[1,2]	4.625	10/01/2027	03/29/2024	A	2,071,368
25,000	NYS DA (Upstate Community Colleges)[1]	6.000	07/01/2031	01/01/2019	B	25,257
30,000	NYS DA (White Plains Hospital)[1]	5.375	02/15/2043	10/28/2018	B	30,021
40,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	B	41,095
245,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	B	251,708
1,130,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	B	1,145,492
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	4.875	06/15/2020	10/28/2018	B	20,044
11,145,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2032	06/15/2028	B	13,132,265
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250	11/01/2027	10/28/2018	B	3,254,388
340,000	NYS HFA (Division Street)[1]	5.000	02/15/2026	10/28/2018	B	340,459
530,000	NYS HFA (Golden Age Apartments)[1]	5.000	02/15/2037	10/28/2018	B	530,376
2,700,000	NYS HFA (Horizons at Wawayanda)[1]	5.350	06/01/2025	12/01/2018	B	2,714,661
10,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250	08/15/2019	10/28/2018	B	10,025
160,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2022	10/28/2018	B	160,291
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2024	10/28/2018	B	1,342,278
300,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2031	10/28/2018	B	300,600
1,045,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2026	10/28/2018	B	1,046,756
1,415,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033	10/28/2018	B	1,416,797
1,400,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023	10/28/2018	B	1,402,534
130,000	NYS HFA (Simeon Dewitt)[1]	8.000	11/01/2018	11/01/2018		130,567
10,000,000	NYS Thruway Authority[1]	5.000	01/01/2027	01/01/2022	B	10,817,000
15,000,000	NYS Thruway Authority[1]	5.000	01/01/2029	01/01/2022	B	16,210,800
100,000	NYS Thruway Authority[1]	5.000	04/01/2029	04/01/2019	B	101,582
20,500,000	NYS Thruway Authority[1]	5.000	01/01/2030	01/01/2022	B	22,147,995
3,995,000	NYS Thruway Authority[1]	5.000	01/01/2035	01/01/2028	B	4,552,782
3,000,000	NYS Transportation Devel. Corp. (Delta Air Lines/LaGuardia Airport Terminals)[1]	5.000	01/01/2034	01/01/2028	B	3,297,960

13        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$4,000,000	NYS Transportation Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	4.000%	07/01/2033	07/01/2024	B	$4,051,080
1,000,000	NYS Transportation Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2030	07/01/2024	B	1,083,930
4,250,000	NYS Transportation Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2034	07/01/2024	B	4,549,370
4,175,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019	B	4,213,744
3,750,000	Oneida County, NY IDA (Hamilton College)[1]	5.000	09/15/2032	10/28/2018	B	3,758,775
600,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2028	05/01/2027	B	691,158
450,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2029	05/01/2027	B	513,972
835,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2030	05/01/2027	B	942,966
600,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2032	05/01/2027	B	669,492
465,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000	07/01/2022	07/01/2022		505,799
490,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000	07/01/2023	07/01/2022	B	532,444
515,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000	07/01/2024	07/01/2022	B	557,688
540,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000	07/01/2025	07/01/2022	B	582,158
1,000,000	Onondaga, NY Civic Devel. Corp. (Upstate Properties)[1]	5.500	12/01/2031	12/01/2021	B	1,092,590
460,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2019	07/01/2019		468,786
690,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2019	07/01/2019		703,179
730,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020		759,711
485,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020		504,740
765,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021		810,839
505,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021		535,260
805,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022		866,365

14        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$530,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000%	07/01/2022	07/01/2022		$570,402
1,570,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital)[1]	5.375	12/01/2021	10/28/2018	B	1,574,161
650,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2022	10/01/2022		673,790
700,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2023	10/01/2023		726,607
660,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2024	10/01/2024		685,252
38,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	06/19/2019	B	39,537,860
46,510,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	10/28/2018	B	48,395,981
2,600,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	10/28/2018	B	2,609,204
39,900,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	10/28/2018	B	41,778,093
6,605,000	Port Authority NY/NJ (KIAC)[1,2]	6.750	10/01/2019	10/17/2018	B	6,887,166
7,005,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2025	04/01/2022	B	7,565,960
10,000,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2028	04/01/2022	B	10,762,600
13,075,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2030	04/01/2022	B	14,058,632
12,500,000	Port Authority NY/NJ, 185th Series[1]	5.000	09/01/2026	09/01/2024	B	13,996,125
3,775,000	Port Authority NY/NJ, 186th Series[1]	5.000	10/15/2031	10/15/2024	B	4,184,588
8,845,000	Port Authority NY/NJ, 193rd Series[1]	5.000	10/15/2032	10/15/2025	B	9,793,892
5,000,000	Port Authority NY/NJ, 206th Series[1]	5.000	11/15/2042	11/15/2027	B	5,535,750
3,385,000	Port Authority NY/NJ, 207th Series[1]	5.000	09/15/2030	03/15/2028	B	3,881,546
5,000,000	Port Authority NY/NJ, 207th Series[1]	5.000	09/15/2032	03/15/2028	B	5,685,350
295,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	10/28/2018	B	295,808
20,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	4.500	12/01/2019	10/28/2018	B	20,028
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	10/28/2018	B	1,201,968
575,000	Rockland County, NY GO1	5.000	12/15/2019	12/15/2019		594,406
575,000	Rockland County, NY GO1	5.000	12/15/2020	12/15/2020		606,614
600,000	Rockland County, NY GO1	5.000	12/15/2022	12/15/2022		647,520

15        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$115,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625%	08/15/2035	10/28/2018	B	$117,927
195,000	Saratoga County, NY Capital Resource Corp. (Skidmore College)[1]	5.000	07/01/2024	07/01/2024		221,723
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	10/28/2018	B	385,955
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022	10/28/2018	B	405,996
300,000	Spring Valley, NY GO1	5.000	05/01/2020	10/28/2018	B	300,714
310,000	Spring Valley, NY GO1	5.000	05/01/2021	10/28/2018	B	310,732
325,000	Spring Valley, NY GO1	5.000	05/01/2022	10/28/2018	B	325,741
335,000	Spring Valley, NY GO1	5.000	05/01/2023	10/28/2018	B	335,737
350,000	Spring Valley, NY GO1	5.000	05/01/2024	10/28/2018	B	350,742
365,000	Spring Valley, NY GO1	5.000	05/01/2025	10/28/2018	B	365,774
1,050,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.250	09/01/2033	03/01/2022	B	1,135,313
300,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2024	01/01/2023	B	330,795
920,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2025	01/01/2023	B	1,012,101
300,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2028	07/01/2026	B	342,525
785,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2030	07/01/2026	B	888,141
450,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2031	07/01/2026	B	507,141
375,000	Suffern, NY GO1	5.000	03/15/2021	03/15/2021		397,440
395,000	Suffern, NY GO1	5.000	03/15/2022	03/15/2021	B	415,840
310,000	Suffern, NY GO1	5.000	03/15/2023	03/15/2021	B	325,227
475,000	Suffern, NY GO1	5.000	03/15/2026	03/15/2021	B	495,121
400,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750	06/01/2027	01/08/2023	B	403,212
200,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	12/03/2019	A	198,134
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	11/28/2019	A	296,346
300,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	11/01/2018	B	302,784
200,000	Suffolk County, NY IDA (DDI)[1,2]	6.000	10/01/2020	10/20/2018	B	200,016
205,000	Suffolk County, NY IDA (DDI)[1,2]	6.000	10/01/2020	10/20/2019	A	204,924
424,666	Suffolk County, NY IDA (Dowling College)	4.750	06/01/2026	07/04/2024	A	414,049
2,330,000	Suffolk County, NY IDA (Dowling College)[6,7]	6.700	12/01/2020	12/01/2020		116,500
200,000	Suffolk County, NY IDA (Independent Group Home Living)[1,2]	6.000	10/01/2020	10/15/2019	A	199,592

16        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,060,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500%	01/01/2023	10/28/2018	B	$1,060,297
165,000	Suffolk County, NY IDA (Suffolk Hotels)[1,2]	6.000	10/01/2020	10/17/2019	A	164,663
100,000	Suffolk County, NY IDA (WORCA)[1]	6.000	10/01/2020	10/20/2018	B	100,100
1,145,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2021	06/01/2021		1,241,100
5,110,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850	11/01/2031	11/23/2026	A	4,811,934
1,395,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850	11/01/2031	11/18/2026	A	1,313,630
2,165,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850	11/01/2031	11/23/2026	A	2,038,716
2,115,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850	11/01/2031	11/20/2026	A	1,991,632
15,085,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850	11/01/2031	11/24/2026	A	14,205,092
2,205,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2028	01/01/2026	B	2,419,414
12,235,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2029	01/01/2026	B	13,294,062
2,350,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2031	01/01/2026	B	2,533,230
1,000,000	Troy, NY IDA (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2031	09/01/2021	B	1,063,720
10,000	Westhampton Beach, NY Union Free School District[1]	4.625	03/01/2027	10/28/2018	B	10,020
55,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025	05/01/2022	A	58,715
2,000,000	Yonkers, NY GO1	5.000	10/01/2023	10/01/2021	B	2,176,140
1,000,000	Yonkers, NY GO1	5.000	10/01/2024	10/01/2021	B	1,088,070
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025	10/28/2018	B	1,458,332
4,830,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750	06/01/2024	06/01/2019	B	4,951,619
						1,459,500,553
Other Territory—0.0%
411,150	Public Hsg. Capital Fund Multi-State Revenue Trust I1	4.500	07/01/2022	09/04/2020	A	410,949

U.S. Possessions—18.2%
1,500,000	Guam Education Financing Foundation COP[1]	3.000	10/01/2018	10/01/2018		1,500,000
1,605,000	Guam Education Financing Foundation COP[1]	5.000	10/01/2019	10/01/2019		1,646,682
1,435,000	Guam Government Business Privilege[1]	5.000	01/01/2027	01/01/2022	B	1,513,538

17        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$3,255,000	Guam Government Business Privilege[1]	5.000%	01/01/2028	01/01/2022	B	$3,424,944
1,000,000	Guam Government Limited Obligation[1]	5.500	12/01/2019	12/01/2019		1,040,510
12,155,000	Guam International Airport Authority[1]	6.000	10/01/2023	10/28/2018	B	12,184,415
900,000	Guam Power Authority, Series A1	5.000	10/01/2019	10/01/2019		924,903
1,350,000	Guam Power Authority, Series A1	5.000	10/01/2020	10/01/2020		1,421,833
1,350,000	Guam Power Authority, Series A1	5.000	10/01/2021	10/01/2021		1,451,736
3,185,000	Guam Power Authority, Series A1	5.000	10/01/2025	10/01/2022	B	3,491,206
2,690,000	Guam Power Authority, Series A1	5.000	10/01/2026	10/01/2022	B	2,946,465
4,000,000	Guam Power Authority, Series A1	5.000	10/01/2030	10/01/2022	B	4,368,600
11,250,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2024	07/01/2024		10,673,437
43,000,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	10/28/2018	B	43,499,230
38,385,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	10/28/2018	B	38,900,127
4,400,000	Puerto Rico Commonwealth GO, AGC[5]	1.997	07/01/2019	07/01/2019		4,417,820
400,000	Puerto Rico Commonwealth GO, FGIC[5,8]	3.363	07/01/2021	07/01/2021		320,000
6,155,000	Puerto Rico Commonwealth GO, AGC[5]	3.483	07/01/2020	07/01/2020		6,170,387
165,000	Puerto Rico Commonwealth GO9	5.000	07/01/2024	07/01/2024		97,762
25,000	Puerto Rico Commonwealth GO9	5.000	07/01/2028	12/14/2026	A	14,812
500,000	Puerto Rico Commonwealth GO, AGC[1]	5.250	07/01/2020	10/28/2018	B	518,525
2,430,000	Puerto Rico Commonwealth GO9	5.250	07/01/2021	07/01/2021		1,439,775
2,715,000	Puerto Rico Commonwealth GO9	5.250	07/01/2022	07/01/2022		1,608,637
15,000	Puerto Rico Commonwealth GO9	5.250	07/01/2029	07/01/2029		8,887
1,400,000	Puerto Rico Commonwealth GO9	5.375	07/01/2030	07/01/2030		812,000
1,950,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.500	07/01/2019	07/01/2019		1,989,292
440,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2020	07/01/2020		458,951
13,100,000	Puerto Rico Commonwealth GO9	5.500	07/01/2023	07/01/2023		7,761,750
240,000	Puerto Rico Commonwealth GO9	5.500	07/01/2026	07/01/2026		139,200
600,000	Puerto Rico Commonwealth GO9	6.000	07/01/2038	08/12/2036	A	355,500
150,000	Puerto Rico Convention Center Authority, FGIC[8]	5.000	07/01/2023	07/01/2023		118,125
2,001,657	Puerto Rico Electric Power Authority[9]	10.000	07/01/2019	07/01/2019		1,356,123
2,001,656	Puerto Rico Electric Power Authority[9]	10.000	07/01/2019	07/01/2019		1,356,122
1,501,242	Puerto Rico Electric Power Authority[9]	10.000	01/01/2021	01/01/2021		1,017,091
1,501,243	Puerto Rico Electric Power Authority[9]	10.000	07/01/2021	07/01/2021		1,017,092

18        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$500,414	Puerto Rico Electric Power Authority[9]	10.000%	01/01/2022	01/01/2022		$339,030
500,414	Puerto Rico Electric Power Authority[9]	10.000	07/01/2022	07/01/2022		339,030
6,490,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2024	07/01/2024		4,267,175
100,000	Puerto Rico Electric Power Authority, Series DDD[9]	5.000	07/01/2022	07/01/2022		65,750
500,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2024	10/28/2018	B	502,050
285,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2021	10/28/2018	B	287,266
50,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2022	10/28/2018	B	50,325
280,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2024	10/28/2018	B	281,148
100,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2022	10/28/2018	B	100,649
830,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2023	10/28/2018	B	833,727
12,500,000	Puerto Rico Electric Power Authority, Series WW9	5.250	07/01/2025	07/01/2025		8,218,750
85,000	Puerto Rico HFA[1]	5.000	12/01/2020	10/28/2018	B	88,593
90,000	Puerto Rico Highway & Transportation Authority[9]	5.000	07/01/2022	01/22/2021	A	12,825
135,000	Puerto Rico Highway & Transportation Authority[9]	5.000	07/01/2023	07/01/2023		19,237
160,000	Puerto Rico Highway & Transportation Authority, FGIC[8]	5.000	07/01/2025	07/01/2025		127,200
835,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000	07/01/2027	10/28/2018	B	870,947
50,000	Puerto Rico Highway & Transportation Authority, NPFGC	5.000	07/01/2028	01/01/2019	B	50,121
90,000	Puerto Rico Highway & Transportation Authority[9]	5.000	07/01/2028	08/06/2026	A	12,825
425,000	Puerto Rico Highway & Transportation Authority[9]	5.000	07/01/2028	02/20/2026	A	60,562
67,000	Puerto Rico Highway & Transportation Authority, FGIC[8]	5.250	07/01/2017	07/01/2017		53,432
25,000	Puerto Rico Highway & Transportation Authority[9]	5.750	07/01/2019	07/01/2019		3,562
425,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.750	07/01/2019	10/28/2018	B	434,074
230,000	Puerto Rico Highway & Transportation Authority[9]	5.750	07/01/2020	07/01/2020		32,775
5,060,000	Puerto Rico Highway & Transportation Authority, FGIC[8]	5.750	07/01/2021	07/01/2021		4,048,000
7,995,000	Puerto Rico Highway & Transportation Authority[9]	5.750	07/01/2022	07/01/2022		1,139,287

19        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$7,000,000	Puerto Rico Highway & Transportation Authority[9]	5.750%	07/01/2024	07/01/2024		$1,715,000
400,000	Puerto Rico Highway & Transportation Authority, Series G, FGIC[8]	5.250	07/01/2019	07/01/2019		320,000
100,000	Puerto Rico Highway & Transportation Authority, Series I, FGIC[8]	5.000	07/01/2023	07/01/2023		80,000
4,355,000	Puerto Rico Highway & Transportation Authority, Series K9	5.000	07/01/2021	07/01/2021		1,066,975
8,500,000	Puerto Rico Highway & Transportation Authority, Series K9	5.000	07/01/2022	07/01/2022		2,082,500
12,275,000	Puerto Rico Highway & Transportation Authority, Series K9	5.000	07/01/2023	07/01/2023		3,007,375
12,760,000	Puerto Rico Highway & Transportation Authority, Series K9	5.000	07/01/2024	07/01/2024		3,126,200
14,545,000	Puerto Rico Highway & Transportation Authority, Series K9	5.000	07/01/2025	07/01/2025		3,563,525
780,000	Puerto Rico Infrastructure[9]	5.000	07/01/2019	07/01/2019		165,750
885,000	Puerto Rico Infrastructure (Mepsi Campus)[9]	6.250	10/01/2024	01/01/2022	A	179,212
1,165,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		1,170,336
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		650,761
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		643,500
20,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	10/17/2024	A	19,915,500
500,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		516,845
1,740,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)	6.700	05/01/2024	01/07/2022	A	709,189
365,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2021	10/01/2021		348,575
415,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2022	10/01/2022		394,250
1,875,000	Puerto Rico ITEMECF (University Plaza), NPFGC	5.625	07/01/2019	01/01/2019	B	1,888,763
20,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	4.750	08/01/2022	10/28/2018	B	20,060
500,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2027	10/28/2018	B	521,525
70,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2021	10/28/2018	B	73,121
10,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2024	08/01/2024		7,325,000

20        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$275,000	Puerto Rico Public Buildings Authority[9]	5.125%		07/01/2024	01/05/2024	A	$165,688
14,280,000	Puerto Rico Public Buildings Authority[9]	5.250		07/01/2029	05/03/2028	A	8,603,700
30,000	Puerto Rico Public Buildings Authority[9]	5.500		07/01/2025	07/01/2025		18,075
50,000	Puerto Rico Public Buildings Authority[9]	5.750		07/01/2017	07/01/2017		30,000
1,270,000	Puerto Rico Public Buildings Authority[9]	6.250		07/01/2023	07/01/2023		766,763
50,000	Puerto Rico Public Buildings Authority[9]	6.250		07/01/2026	07/01/2026		30,188
1,400,000	Puerto Rico Public Buildings Authority[9]	10.000		07/01/2034	07/01/2034		845,250
1,250,000	Puerto Rico Public Buildings Authority, AMBAC	10.000	[3]	07/01/2035	10/28/2018	B	1,325,975
105,030,000	Puerto Rico Public Finance Corp., Series A9	6.500		08/01/2028	12/12/2027	A	6,433,088
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A9	5.625		08/01/2030	08/01/2030		5,417,500
20,810,000	Puerto Rico Sales Tax Financing Corp., Series A9	6.125		08/01/2029	08/01/2029		10,248,925
7,470,000	University of Puerto Rico, Series P	5.000		06/01/2021	06/01/2021		7,021,800
8,500,000	University of Puerto Rico, Series P	5.000		06/01/2022	06/01/2022		7,905,000
3,725,000	University of Puerto Rico, Series P	5.000		06/01/2024	06/01/2024		3,445,625
2,490,000	University of Puerto Rico, Series Q	5.000		06/01/2019	06/01/2019		2,440,200
3,515,000	University of Puerto Rico, Series Q	5.000		06/01/2021	06/01/2021		3,304,100
7,410,000	University of Puerto Rico, Series Q	5.000		06/01/2023	06/01/2023		6,872,775
100,000	University of Puerto Rico, Series Q	5.000		06/01/2024	06/01/2024		92,500
300,000	University of Puerto Rico, Series Q	5.000		06/01/2030	12/22/2028	A	273,000
1,500,000	V.I. Public Finance Authority[1]	5.000		09/01/2033	09/01/2025	B	1,563,990
825,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1,2]	4.000		10/01/2022	08/03/2019	A	835,016
3,380,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000		10/01/2023	10/28/2018	B	3,388,078
850,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000		10/01/2024	10/28/2018	B	852,032
3,760,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000		10/01/2025	10/28/2018	B	3,768,949
1,715,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000		10/01/2026	10/28/2018	B	1,719,082
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000		10/01/2027	10/28/2018	B	50,119

21        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$280,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000%	10/01/2028	10/28/2018	B	$280,661
1,125,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000	10/01/2018	10/01/2018		1,125,000
1,135,000	V.I. Public Finance Authority (Matching Fund Loan Note)[2]	5.000	10/01/2020	10/14/2019	A	1,152,025
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)	6.750	10/01/2037	10/01/2019	B	626,820
1,100,000	V.I. Public Finance Authority, Series A	5.000	10/01/2018	10/01/2018		1,100,000
20,000	V.I. Public Finance Authority, Series C	5.000	10/01/2022	10/01/2019	B	20,075
955,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	10/28/2018	B	956,709
100,000	V.I. Water & Power Authority	4.500	07/01/2020	10/28/2018	B	100,103
125,000	V.I. Water & Power Authority	4.500	07/01/2028	10/28/2018	B	125,005
125,000	V.I. Water & Power Authority	5.000	07/01/2019	10/28/2018	B	125,190
						314,716,785

Total Municipal Bonds and Notes (Cost $1,959,556,898)						1,774,628,287

Shares
Common Stock—0.4%
2,137	CMS Liquidating Trust[7,10,11] (Cost $6,838,400)					6,197,300

Principal Amount		Coupon	Maturity
Corporate Bond and Note—0.0%
562,164	Dowling College, NY, Series 2015 Taxable Revenue Bond[7,9,11] (Cost $562,164)	7.500%	06/15/2018			434,599

Total Investments, at Value (Cost $1,966,957,462)—102.8%						1,781,260,186
Net Other Assets (Liabilities)—(2.8)						(48,215,823)

Net Assets—100.0%						$1,733,044,363

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

22        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

5. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

7. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

8. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

9. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

10. Non-income producing security.

11. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
AGC	Assured Guaranty Corp.
ALIA	Alliance of Long Island Agencies
AMBAC	AMBAC Indemnity Corp.
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
COP	Certificates of Participation
CPW	Cerebral Palsy of Westchester
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
FGIC	Financial Guaranty Insurance Co.
FHH	Forest Hills Hospital
FrankHosp	Franklin Hospital
FRC	Franziska Racker Centers
GCH	Glen Cove Hospital
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HHA	Huntington Hospital Association
HQS	Health Quest System
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
L.I.	Long Island
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital

23        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:

(continued)

NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NPFGC	National Public Finance Guarantee Corp.
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UCP	United Creative Program
UCPANYS	United Cerebral Palsy Association of New York State
UCPHCA	United Cerebral Palsy Assoc. and Handicapped Children’s Assoc.
UDC	Urban Development Corporation
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
VBHosp	Vassar Brothers Hospital
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

24        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2018 Unaudited

1. Organization

Oppenheimer Rochester Limited Term New York Municipal Fund (the “Fund”), a series of Rochester Portfolio Series, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub- Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades

25        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about

26        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

2. Securities Valuation (Continued)

assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$1,459,384,053	$116,500	$1,459,500,553
Other Territory	—	410,949	—	410,949
U.S. Possessions	—	314,716,785	—	314,716,785
Common Stock	—	—	6,197,300	6,197,300
Corporate Bond and Note	—	—	434,599	434,599

Total Assets	$—	$1,774,511,787	$6,748,399	$1,781,260,186

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$ (582,500)	$582,500

Total Assets	$ (582,500)	$582,500

*Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

27        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).

The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are

28        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

29        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $48,250,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $106,420,473 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $48,250,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 11,485,000	NYC GO Tender Option Bond Series 2015-XF2155 Trust[3]	7.958%	8/1/26	$13,856,653
9,380,000	NYC GO Tender Option Bond Series 2015-XF2155- 2 Trust[3]	7.958	8/1/20	11,316,970
13,045,000	NYC GO Tender Option Bond Series 2015-XF2155- 3 Trust[3]	7.958	8/1/27	15,715,572
14,345,000	NYC GO Tender Option Bond Series 2015-XF2155- 4 Trust[3]	7.957	8/1/27	17,281,278

				$58,170,473

30        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $48,250,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

31        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$6,775,934
Sold securities	6,115,000

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$269,604,549
Market Value	$79,395,872
Market Value as % of Net Assets	4.58%

32        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Subsequent Event

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”),

33        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Subsequent Event (Continued)

an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

34        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	11/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer

Date:	11/16/2018